INCOME TAXES	12 Months Ended
Jun. 30, 2020
INCOME TAXES [Abstract]
INCOME TAXES
18.	INCOME TAXES

The major components of income tax expense / (benefit) are:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Current tax:
Current year	1,850	836	715
Change in estimates related to prior year	201	(21)	58
	2,051	815	773
Deferred tax:
Origination and reversal of temporary differences	1,923	8,427	(3,899)
Changes in tax rates	270	(124)	3,072
Recognition of previously unrecognised tax losses	(1,907)	(702)	-
Recognition of previously unrecognised net deductible temporary differences	(22)	29	-
	264	7,630	(827)

Total expense / (benefit) for the year	2,315	8,445	(54)

Income tax expense is attributable to:
	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Income tax expense / (benefit) from continuing operations	2,315	3,615	(108)
Income tax expense from discontinued operations	-	4,830	54
Total	2,315	8,445	(54)

The Group’s U.S. tax provision include the following U.S. entities: Ibex Global Solutions, Inc., Digital Globe Services, Inc., iSky Inc. and e-Telequote Insurance, Inc. which file separate income tax returns in the US. Group tax provision also include various foreign subsidiaries based in the UK, EU, Canada, Jamaica, Nicaragua, Pakistan, Senegal, and Philippines. These entities file income tax returns in their respective jurisdictions. No income tax provision has been calculated for holding companies (the Holding Company, IBEX Global Limited, DGS Limited and Etelequote Limited), as they are Bermuda based and there is no corporate income tax in Bermuda.

Deferred tax expense includes a non-recurring benefit of $0.61 million related to change in revenue and related costs recognition under IFRS15 - Revenue from contracts with customers. Furthermore, deferred tax expense for the year ended June 30, 2019 includes a non-recurring expense of $3.1 million on cancellation of legacy ESOP plan.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating losses and tax credit carry forwards.  Deferred tax assets and liabilities are measured using the enacted tax rates that will apply to taxable income in the periods the deferred tax item is expected to be settled or realised. The tax effects of the Group’s temporary differences and carry forwards are as follows:

Tax effect of deductible / (taxable) temporary differences

	June 30, 2020	June 30, 2019
	(US$’000)
Deductible temporary differences:
− Provisions and write-offs against accounts receivable	85	204
− Unpaid accrued expenses / compensation	687	530
− Deferred revenue and credits	-	31
− Net operating losses	1,629	1,998
− Property and equipment	348	508
− Lease liability (right of use assets)	5,101	6,768
− Intangible assets	-	-
	7,850	10,039
Taxable temporary differences:
− Property and equipment	(105)	(49)
− Right of use assets	(4,661)	(6,581)
− Intangible assets	(978)	(1,039)
	(5,744)	(7,669)
Net deferred tax assets	2,106	2,370

Movement in deferred tax assets / (liability):

	June 30, 2020	June 30, 2019
	(US$’000)
Opening deferred tax assets	2,370	5,219
Deferred tax benefits / (expense)	(264)	(7,630)
Foreign exchange and other rate differences	-	(49)
Sale of subsidiary	-	4,830
Net deferred tax assets	2,106	2,370

A deferred tax asset has not been recognized for the following gross amounts:

	June 30, 2020	June 30, 2019
	(US$’000)
Unused tax losses	25,320	29,285
Deductible temporary differences	253	2,188
Unused tax losses and deductible differences - unrecognized	25,573	31,473

Deferred tax asset arising on the above amounts has not been recognized in these consolidated financial statements, as the management is of the prudent view that it is not probable that sufficient taxable profit will be available in the foreseeable future against which these temporary differences and unused tax losses can be utilized. Other factors considered include cumulative losses in recent years and non-existence of future reversals of existing taxable temporary differences. The unused tax losses will begin to expire in 2027.

At June 30 2020, the Group’s US federal and state net operating loss carry forward for income tax purposes are $20.6 million (June 30, 2019: $26.7 million) and $26.6 million (June 30, 2019: $31.9 million) respectively which will begin to expire in 2029. The Group’s Canadian subsidiary has net operating loss carry forward of $2.2 million (June 30, 2019: $2.2 million), expiring over the period 2027 through 2037.  The Group's UK and European subsidiaries have net operating loss carry forward of $3.9 million (June 30, 2019: $6.9 million) which can be carried forward indefinitely. The Group's Luxembourg subsidiary has net operating loss of $1.2 million (June 30, 2019: Nil) which will begin to expire in 2037. The Group's subsidiary in Senegal has net operating loss carry forward of $2.9 million (June 30, 2019: $1.7 million) expiring over the period 2021 through 2024. These amounts are based on the income tax returns filed for the year ended June 30, 2019 and estimated amounts for the year ended June 30, 2020.

During the fiscal year ended June 30, 2019, the Group’s subsidiary in Luxembourg was challenged by the tax authorities on a certain tax exemption. Luxembourg tax authorities issued an assessment for tax year 2014, denying the exemption. The Group filed a petition to Luxembourg tax office to challenge this position. In response to formal petition, the Group received a revised tax assessment from Luxembourg tax authorities on June 17, 2020. Luxembourg tax authorities have accepted Group’s tax position and allowed the tax exemption. Hence, this tax dispute has been resolved.

On December 22, 2017, the United States signed into law H.R.1 Bill, originally known as the “Tax Cuts and Jobs Act”. The Tax Cuts and Jobs Act (TCJA) has reduced the US federal corporate income tax rate from the existing rate of 35% to 21% with effect from January 1, 2018. Other significant changes introduced by TCJA include limitations on the deductibility of interest expense and executive compensation, a base erosion focused minimum tax (the Base Erosion and Anti-Abuse tax), transitional tax, tangible property expensing, current tax on global intangible low-taxed income (GILTI) and carry forward of net operating losses (“NOLs”).

The Group is subject to income tax in several jurisdictions and significant judgement is required in determining the provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. As a result, the Group recognizes tax liabilities based on estimates of whether additional taxes and interest will be due. The Group has adopted IFRIC 23 effective from July 1, 2019 and reassessed its judgements and estimates related to income tax treatments in various jurisdictions. There are no material uncertain tax treatments that would require adjustment to the income tax expense.

There are no income tax consequences attached to the payment of dividends by the Group to its shareholders.

Reconciliation of effective tax rate

Below is a reconciliation of tax expense and the accounting profit. As the Group’s key income generating operations are based in the US, United States blended federal income tax rate of 21% is used for the purpose of this reconciliation:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Profit / (loss) for the year	7,770	10,965	(15,881)
Income tax expense / (benefit)	2,315	8,445	(54)
Net profit / (loss) before income tax	10,085	19,410	(15,935)

	June 30, 2020	June 30, 2020	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
	(%)	(US$’000)	(%)	(US$’000)	(%)	(US$’000)
Income tax (benefit) using the applicable tax rate	21.0%	2,118	21.0%	4,230	28.0%	(4,470)
State taxes (net of federal tax effect)	12.9%	1,303	5.3%	1,073	3.6%	(583)
Effect of tax and exchange rates in foreign jurisdictions	-7.7%	(776)	5.1%	1,043	-19.0%	3,033
Foreign subsidiaries taxed at lower rate or tax exempt	1.9%	191	-1.9%	(380)	-28.0%	4,525
Non-deductible expenses / exempt income	3.3%	328	2.3%	470	-1.0%	93
Cancellation of legacy ESOP plan	-%	-	15.2%	3,104	-%	-
Effect of disposal of subsidiaries	-%	-	-2.0%	(403)	-3.2%	505
Prior year provision / other items	-3.2%	(320)	0.4%	73	-1.0%	128
Unrecognized losses utilized during the year	10.1%	1,018	-%	-	-%	-
Change in unrecognized temporary differences	-15.3%	(1,547)	-3.7%	(765)	21.0%	(3,285)
	23.0%	2,315	41.7%	8,445	0.4%	(54)